COLUMBIA FUNDS SERIES TRUST

Columbia Asset Allocation Fund II

(the “Fund”)

Supplement dated April 18, 2011 to the Fund’s prospectuses

dated August 1, 2010, as supplemented

1.	Principal Risks. Due to certain additional Columbia Funds being added as Underlying Funds, as described in item #2 below, effective April 18, 2011, the risks disclosed below are added, to the Fund’s “Principal Risks” section of its prospectuses:

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Commodity-Related Investment Risk - The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory and other developments. Subsidiaries making commodity-related investments will not be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, which can be adversely affected by developments in that jurisdiction.

•

Derivatives Risk—Forward Foreign Currency Contracts - Certain Underlying Funds may enter into forward foreign currency contracts, which are types of derivative contracts, to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. Currency contracts may fall in value due to foreign currency value fluctuations. The Underlying Fund may enter into forward foreign currency contracts for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. The Underlying Fund’s investment or hedging strategies may be unable to achieve their objectives.

•

Derivatives Risk—Futures Contracts - Certain Underlying Funds may enter into futures contracts, including currency, bond, index and interest rate futures, for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Underlying Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

•

Derivatives Risk—Forward Rate Agreements - Certain Underlying Funds may enter into forward rate agreements for investment purposes, for risk management (hedging) purposes, and to increase flexibility. Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.

1

•

Derivatives Risk—Interest Rate Swaps - Certain Underlying Funds may enter into interest rate swap agreements to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Underlying Fund’s investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty credit risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the Underlying Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

•

Exchange-Traded Fund (ETF) Risk - ETFs are subject to, among other risks, tracking risks and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

•

Greater China Regional Risk - The Greater China region consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries, and a Underlying Fund’s investments in the region are particularly susceptible to risks in that region. Events in any one country within the region may impact the other countries in the region or the Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in greater volatility and losses. Markets in the Greater China region can experience significant volatility due to social, regulatory and political uncertainties.

•

Highly Leveraged Transactions Risk - Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. In such highly leveraged transactions (e.g. bank loans), the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

•

Sovereign Debt Risk - A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

2.	Underlying Funds. Effective April 18, 2011, the Underlying Funds listed below are added to the table in the section of the Fund’s prospectuses entitled “Underlying Funds Summary”:

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

International/Global Equity

Columbia Greater China Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies whose principal activities are located in the Greater China region. The Greater China region includes Hong Kong, The People’s Republic of China, Taiwan and certain other countries. The Adviser will determine if a company’s principal activities are located in the Greater China region by considering the company’s country of organization, its primary stock exchange listing, the source of its revenues, the location of its assets and other factors.

Specialty and Alternative Investment Strategy Funds

Columbia Absolute Return Enhanced Multi-Strategy Fund	The Fund seeks to provide shareholders with positive (absolute) returns.	The Fund pursues positive (absolute) returns through a diversified portfolio reflecting multiple asset classes and strategies employed across different markets, while seeking to limit equity market risk (commonly referred to as beta) through various investment and hedging strategies. The Fund’s investments and strategies are expected to employ both long and short positions in foreign and domestic equities (including common stock, preferred stock and convertible securities), equity futures, index futures, swaps, fixed-income securities (including sovereign and quasi-sovereign debt obligations and fixed income futures), currency forwards and futures and other commodity-related investments, and ETFs. Actual long and short exposures will vary over time based on factors such as market movements and assessments of market conditions by the Adviser.

Columbia Absolute Return Multi-Strategy Fund	The Fund seeks to provide shareholders with positive (absolute) returns.	The Fund pursues positive (absolute) returns through a diversified portfolio reflecting multiple asset classes and strategies employed across different markets, while seeking to limit fixed income market risk (commonly referred to as beta) through various investment and hedging strategies. The Fund’s investments and strategies are expected to employ both long and short positions in foreign and domestic fixed income securities (including sovereign and quasi- sovereign debt obligations), swaps, fixed income futures, equity futures, index futures, currency forwards and futures, other commodity-related investments, equities (including common stock, preferred stock and convertible securities) and ETFs. Actual long and short exposures will vary over time based on factors such as market movements and assessments of market conditions by the Adviser.

Shareholders should retain this Supplement for future reference.

C-1111-5 A (4/11)

COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

(the “Portfolios”)

Supplement dated April 18, 2011 to the Portfolios’ prospectuses dated August 1, 2010 and December 8, 2010, as supplemented

1.	Fees and Expenses of the Portfolio.

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Effective May 1, 2011, the section of the Portfolios’ prospectus offering Class A, Class B and Class C shares of Columbia LifeGoal® Income Portfolio entitled “Columbia LifeGoal® Income Portfolio – Fees and Expenses of the Portfolio” is modified by deleting the table entitled “Annual Portfolio Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares

Management fees(d)	0.06%	0.06%	0.06%

Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%

Other expenses(e)	0.70%	0.70%	0.70%

Acquired fund fees and expenses	0.59%	0.59%	0.59%

Total annual Portfolio operating expenses	1.60%	2.35%	2.35%

Fee waivers and/or expense reimbursement(f)	-0.46%	-0.46%	-0.46%

Total annual Portfolio operating expenses after the fee waivers and/or expense reimbursements(g)	1.14%	1.89%	1.89%

(d)	Management fees have been restated to reflect contractual changes to investment advisory and/or administrative fee rates. Management fees are composed of an investment advisory fee of 0.04% and an administration fee of 0.02%. The Adviser has implemented a schedule for the Portfolio’s investment advisory fees whereby the Portfolio pays (i) 0.00% on its assets that are invested in Columbia proprietary funds (excluding any proprietary fund that does not pay an investment advisory fee to the Adviser) (ii) 0.40% on its assets that are invested in securities other than third-party advised mutual funds and Columbia Funds that pay an advisory fee (including exchange-traded funds, derivatives and individual securities) and (iii) 0.10% on its assets that are invested in third-party advised mutual funds.
(e)	Other expenses have been restated to reflect contractual changes to the transfer agency fees.
(f)	The Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through July 31, 2012, so that the Portfolio’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, the Portfolio’s investment advisory fee, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Portfolio’s custodian, do not exceed the annual rates of 0.51%, 1.26%, and 1.26% of the Portfolio’s average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Portfolio and the Adviser.
(g)	Total annual Portfolio operating expenses after the fee waivers and/or expense reimbursements may not match “Net Expenses” in the Financial Highlights section of this prospectus, which include, among other things, acquired fund fees and expenses.

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Example

	1 Year*	3 Years*	5 Years*	10 Years*

Class A Shares	$437	$770	$1,126	$2,216
Class B Shares Assuming no redemption of shares	$192	$689	$1,214	$2,463
Assuming complete redemption of shares at the end of the period	$492	$889	$1,214	$2,463
Class C Shares Assuming no redemption of shares	$192	$689	$1,214	$2,651
Assuming complete redemption of shares at the end of the period	$292	$689	$1,214	$2,651

*	Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on July 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

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Effective May 1, 2011, the section of the Portfolios’ prospectus offering Z shares of Columbia LifeGoal® Income Portfolio entitled “Columbia LifeGoal® Income Portfolio – Fees and Expenses of the Portfolio” is modified by deleting the table entitled “Annual Portfolio Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares

Management fees(a)	0.06%

Distribution and/or service (Rule 12b-1) fees	0.00%

Other expenses(b)	0.70%

Acquired fund fees and expenses	0.59%

Total annual Portfolio operating expenses	1.35%

Fee waivers and/or expense reimbursement(c)	-0.46%

Total annual Portfolio operating expenses after the fee waivers and/or expense reimbursements(d)	0.89%

(a)	Management fees have been restated to reflect contractual changes to investment advisory and/or administrative fee rates. Management fees are composed of an investment advisory fee of 0.04% and an administration fee of 0.02%. The Adviser has implemented a schedule for the Portfolio’s investment advisory fees whereby the Portfolio pays (i) 0.00% on its assets that are invested in Columbia proprietary funds (excluding any proprietary fund that does not pay an investment advisory fee to the Adviser) (ii) 0.40% on its assets that are invested in securities other than third-party advised mutual funds and Columbia Funds that pay an advisory fee (including exchange-traded funds, derivatives and individual securities) and (iii) 0.10% on its assets that are invested in third-party advised mutual funds.
(b)	Other expenses have been restated to reflect contractual changes to the transfer agency fees.
(c)	The Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through July 31, 2012, so that the Portfolio’s ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, the Portfolio’s investment advisory fee, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Portfolio’s custodian, do not exceed the annual rate of 0.26% of the Portfolio’s average daily net assets attributable to Class Z shares. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Portfolio and the Adviser.
(d)	Total annual Portfolio operating expenses after the fee waivers and/or expense reimbursements may not match “Net Expenses” in the Financial Highlights section of this prospectus, which include, among other things, acquired fund fees and expenses.

Example

	1 Year*	3 Years*	5 Years*	10 Years*

Class Z Shares	$91	$382	$695	$1,584

*	Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on July 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

2.	Principal Risks. Due to certain additional Columbia Funds being added as Underlying Funds, as described in item #3 below, effective April 18, 2011, the risks disclosed below are added, to each Portfolio’s “Principal Risks” section of its prospectuses:

•

Commodity-Related Investment Risk - The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory and other developments. Subsidiaries making commodity-related investments will not be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, which can be adversely affected by developments in that jurisdiction.

•

Derivatives Risk—Credit Default Swaps - Certain Underlying Funds may enter into credit default swap agreements in an effort to buy or sell protection against a credit event, including, for example, an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Credit default swaps are also subject to the risk that the Underlying Fund will not properly assess the cost of the underlying asset. If the Underlying Fund is selling credit protection, there is a risk that a credit event will occur and that the Underlying Fund will have to pay the counterparty. If the Underlying Fund is buying credit protection, there is a risk that no credit event will occur and the Underlying Fund will receive no benefit for the premium paid.

•

Derivatives Risk—Forward Foreign Currency Contracts - Certain Underlying Funds may enter into forward foreign currency contracts, which are types of derivative contracts, to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. Currency contracts may fall in value due to foreign currency value fluctuations. The Underlying Fund may enter into forward foreign currency contracts for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. The Underlying Fund’s investment or hedging strategies may be unable to achieve their objectives.

•

Derivatives Risk—Futures Contracts - Certain Underlying Funds may enter into futures contracts, including currency, bond, index and interest rate futures, for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Underlying Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

•

Derivatives Risk—Forward Rate Agreements - Certain Underlying Funds may enter into forward rate agreements for investment purposes, for risk management (hedging) purposes, and to increase flexibility. Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.

•

Derivatives Risk—Interest Rate Swaps - Certain Underlying Funds may enter into interest rate swap agreements to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Underlying Fund’s investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty credit risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the Underlying Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

•

Derivatives Risk—Options - Certain Underlying Funds may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase flexibility. If the Underlying Fund sells a put option, there is a risk that the Underlying Fund may be required to buy the underlying asset at a disadvantageous price. If the Underlying Fund sells a call option, there is a risk that the Underlying Fund may be required to sell the underlying asset at a disadvantageous price. If the Underlying Fund sells a call option on an underlying asset that the Underlying Fund owns (a “covered call”) and the underlying asset has increased in value when the call option is exercised, the Underlying Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price. Options may be traded on a securities exchange or over-the-counter.

•

Exchange-Traded Fund (ETF) Risk - ETFs are subject to, among other risks, tracking risks and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

•

Greater China Regional Risk - The Greater China region consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries, and a Underlying Fund’s investments in the region are particularly susceptible to risks in that region. Events in any one country within the region may impact the other countries in the region or the Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in greater volatility and losses. Markets in the Greater China region can experience significant volatility due to social, regulatory and political uncertainties.

•

Highly Leveraged Transactions Risk - Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. In such highly leveraged transactions (e.g. bank loans), the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

•

Sovereign Debt Risk - A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

3.	Underlying Funds. Effective April 18, 2011, the Underlying Funds listed below are added to the table in the section of each of the Portfolios’ prospectuses entitled “Underlying Funds Summary”:

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

International/Global Equity

Columbia Greater China Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies whose principal activities are located in the Greater China region. The Greater China region includes Hong Kong, The People’s Republic of China, Taiwan and certain other countries. The Adviser will determine if a company’s principal activities are located in the Greater China region by considering the company’s country of organization, its primary stock exchange listing, the source of its revenues, the location of its assets and other factors.

Columbia Overseas Value Fund	The Fund seeks long-term capital appreciation.	Under normal circumstances, the Fund invests at least 80% of total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Fund may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

Specialty Securities

Columbia Absolute Return Emerging Markets Macro Fund	The Fund seeks to provide shareholders with positive (absolute) returns.	The Fund is a non-diversified fund that, under normal market conditions, pursues its investment objective by investing at least 80% of its net assets in long and short positions in sovereign debt obligations, currencies and/or interest rates of emerging market countries. The Fund may invest directly in debt of emerging market countries, including sovereign and quasi-sovereign (e.g., government agencies or instrumentalities) debt, denominated in the local or other foreign currencies or the U.S. dollar. The Fund may also invest indirectly in such debt, or invest in emerging market currencies and local market interest rates through derivatives such as credit default swaps, interest rate swaps and currency futures, options and forwards. Additionally, the Fund may invest up to 20% of its assets in positions in debt securities, currencies or interest rates of non-emerging market countries. For these purposes, emerging market countries are primarily those countries represented in the Morgan Stanley Capital International (MSCI) Emerging Markets Index, but may also include other countries that are not represented in the MSCI World Index. Sovereign (and quasi-sovereign) debt obligations of emerging market countries are often rated in the lower rating categories of recognized rating agencies or are considered to be of comparable quality. The Fund may invest without limitation in these lower quality obligations, which are often called “junk bonds.” The Fund may count the gross notional value of its derivative transactions towards the above 80% policy.

Columbia Absolute Return Enhanced Multi-Strategy Fund	The Fund seeks to provide shareholders with positive (absolute) returns.	The Fund pursues positive (absolute) returns through a diversified portfolio reflecting multiple asset classes and strategies employed across different markets, while seeking to limit equity market risk (commonly referred to as beta) through various investment and hedging strategies. The Fund’s investments and strategies are expected to employ both long and short positions in foreign and domestic equities (including common stock, preferred stock and convertible securities), equity futures, index futures, swaps, fixed-income securities (including sovereign and quasi-sovereign debt obligations and fixed income futures), currency forwards and futures and other commodity-related investments, and ETFs. Actual long and short exposures will vary over time based on factors such as market movements and assessments of market conditions by the Adviser.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies

Columbia Absolute Return Multi-Strategy Fund	The Fund seeks to provide shareholders with positive (absolute) returns.	The Fund pursues positive (absolute) returns through a diversified portfolio reflecting multiple asset classes and strategies employed across different markets, while seeking to limit fixed income market risk (commonly referred to as beta) through various investment and hedging strategies. The Fund’s investments and strategies are expected to employ both long and short positions in foreign and domestic fixed income securities (including sovereign and quasi- sovereign debt obligations), swaps, fixed income futures, equity futures, index futures, currency forwards and futures, other commodity-related investments, equities (including common stock, preferred stock and convertible securities) and ETFs. Actual long and short exposures will vary over time based on factors such as market movements and assessments of market conditions by the Adviser.

4.	Expense Reimbursement Arrangements.

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Effective May 1, 2011, the section of each prospectus offering the Columbia LifeGoal® Income Portfolio entitled “Management of the Portfolios – Primary Service Providers – Expense Reimbursement Arrangements” is replaced with the following:

The Adviser, the Transfer Agent, the Distributor and the Columbia LifeGoal® Income Portfolio have entered into a fee waiver and expense cap agreement that will cap the ordinary operating expenses (excluding certain expenses described below) of a designated share class of the Columbia LifeGoal® Income Portfolio at a level that is at or below the median net operating expense ratio of a corresponding share class of funds in the Columbia LifeGoal® Income Portfolio’s peer group (as determined by an independent third party data provider as of a date agreed to by the parties). The cap level applicable to the Columbia LifeGoal® Income Portfolio’s other share classes is determined by reference to the designated share class’s cap level, pursuant to a methodology mutually agreed upon by the parties. This agreement may be modified or amended only with approval from all parties.

Pursuant to this agreement, the Adviser and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through July 31, 2012, so that the Columbia LifeGoal® Income Portfolio’s ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Columbia LifeGoal® Income Portfolio’s custodian, do not exceed the annual rates of 0.51%, 1.26%, 1.26% and 0.26% of the Columbia LifeGoal® Income Portfolio’s average daily net assets attributable to Class A, Class B, Class C and Class Z shares, respectively. The following expenses are excluded from the Columbia LifeGoal® Income Portfolio’s ordinary operating expenses when calculating the cap, and therefore will be paid by the Columbia LifeGoal® Income Portfolio: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, the Portfolio’s investment advisory fee, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Columbia LifeGoal® Income Portfolio’s Board.

5.	Hypothetical Fees and Expenses.

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Effective May 1, 2011, the section of the Portfolios’ prospectus offering Class A, Class B and Class C shares of Columbia LifeGoal® Income Portfolio entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses tables and replacing them with the following:

Columbia LifeGoal® Income Portfolio - Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%

Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1	5.00%	1.14%	0.48	%(b)	$10,048.46	$437.42
2	10.25%	1.60%	3.90%		$10,390.11	$163.51
3	15.76%	1.60%	7.43%		$10,743.37	$169.07
4	21.55%	1.60%	11.09%		$11,108.64	$174.82
5	27.63%	1.60%	14.86%		$11,486.33	$180.76
6	34.01%	1.60%	18.77%		$11,876.87	$186.91
7	40.71%	1.60%	22.81%		$12,280.68	$193.26
8	47.75%	1.60%	26.98%		$12,698.22	$199.83
9	55.13%	1.60%	31.30%		$13,129.96	$206.63
10	62.89%	1.60%	35.76%		$13,576.38	$213.65

Total Gain After Fees and Expenses					$3,576.38
Total Annual Fees and Expenses Paid						$2,125.86

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

Columbia LifeGoal® Income Portfolio - Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%

Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1	5.00%	1.89%	3.11%	$10,311.00	$191.94
2	10.25%	2.35%	5.84%	$10,584.24	$245.52
3	15.76%	2.35%	8.65%	$10,864.72	$252.03
4	21.55%	2.35%	11.53%	$11,152.64	$258.70
5	27.63%	2.35%	14.48%	$11,448.18	$265.56
6	34.01%	2.35%	17.52%	$11,751.56	$272.60
7	40.71%	2.35%	20.63%	$12,062.98	$279.82
8	47.75%	2.35%	23.83%	$12,382.65	$287.24
9	55.13%	1.60%	28.04%	$12,803.66	$201.49
10	62.89%	1.60%	32.39%	$13,238.98	$208.34

Total Gain After Fees and Expenses				$3,238.98
Total Annual Fees and Expenses Paid					$2,463.24

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Income Portfolio - Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%

Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1	5.00%	1.89%	3.11%	$10,311.00	$191.94
2	10.25%	2.35%	5.84%	$10,584.24	$245.52
3	15.76%	2.35%	8.65%	$10,864.72	$252.03
4	21.55%	2.35%	11.53%	$11,152.64	$258.70
5	27.63%	2.35%	14.48%	$11,448.18	$265.56
6	34.01%	2.35%	17.52%	$11,751.56	$272.60
7	40.71%	2.35%	20.63%	$12,062.98	$279.82
8	47.75%	2.35%	23.83%	$12,382.65	$287.24
9	55.13%	2.35%	27.11%	$12,710.79	$294.85
10	62.89%	2.35%	30.48%	$13,047.63	$302.66

Total Gain After Fees and Expenses				$3,047.63
Total Annual Fees and Expenses Paid					$2,650.92

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

•

Effective May 1, 2011, the section of the Portfolios’ prospectus offering Class Z shares of Columbia LifeGoal® Income Portfolio entitled “Hypothetical Fees and Expenses” is modified by deleting the Hypothetical Fees and Expenses table and replacing it with the following:

Columbia LifeGoal® Income Portfolio - Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%

Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1	5.00%	0.89%	4.11%	$10,411.00	$90.83
2	10.25%	1.35%	7.91%	$10,791.00	$143.11
3	15.76%	1.35%	11.85%	$11,184.87	$148.34
4	21.55%	1.35%	15.93%	$11,593.12	$153.75
5	27.63%	1.35%	20.16%	$12,016.27	$159.36
6	34.01%	1.35%	24.55%	$12,454.86	$165.18
7	40.71%	1.35%	29.09%	$12,909.46	$171.21
8	47.75%	1.35%	33.81%	$13,380.66	$177.46
9	55.13%	1.35%	38.69%	$13,869.05	$183.94
10	62.89%	1.35%	43.75%	$14,375.27	$190.65

Total Gain After Fees and Expenses				$4,375.27
Total Annual Fees and Expenses Paid					$1,583.83

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this Supplement for future reference.

C-1056-2 A (4/11)